Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Segment Information [Abstract]
Number of operating segments					5
Number of reportable segments					3
Segment Reporting Information [Line Items]
Total revenues	$ 357,626	$ 464,102	$ 657,512	$ 792,409	$ 1,190,552	$ 1,136,694	$ 1,143,154
Operating income	56,125	107,233	86,415	157,574	143,228	153,368	210,615
Depreciation and amortization	7,649	8,454	15,434	16,634	35,628	30,834	30,343
Total assets	931,478		931,478		956,459	970,914
Reconciliation to net income:
Loss on debt extinguishment	507	0	507	0	0	9,473	4,624
Interest expense, net	6,425	6,819	13,263	13,665	27,378	27,397	38,267
Provision for income taxes	(380)	98	(160)	464	884	1,182	2,486
Net income	49,573	100,316	72,805	143,445	114,966	115,316	165,238
All Other Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	8,411	9,586	18,909	21,122
Operating income	(3,732)	(2,951)	(6,329)	(5,514)	(13,750)	(17,995)	(16,346)
Depreciation and amortization	20	98	53	105	111	261	436
Total assets	3,694		3,694		3,719	3,042
Corporate [Member]
Segment Reporting Information [Line Items]
Operating income	(15,730)	(16,352)	(31,511)	(33,553)	(69,396)	(82,572)	(72,749)
Depreciation and amortization	1,988	2,715	4,061	5,318	10,956	8,821	8,695
Total assets	132,681		132,681		183,084	194,940
Propane [Member]
Segment Reporting Information [Line Items]
Total revenues	283,759	358,309	524,115	617,710
Operating income	70,483	108,128	113,981	173,266
Depreciation and amortization	4,942	4,800	9,855	9,493
Total assets	728,135		728,135		706,008
Fuel Oil and Refined Fuels [Member]
Segment Reporting Information [Line Items]
Total revenues	43,748	63,518	74,729	101,920
Operating income	3,465	13,033	5,931	14,755
Depreciation and amortization	620	617	1,162	1,271
Total assets	48,347		48,347		44,973
Natural Gas and Electricity [Member]
Segment Reporting Information [Line Items]
Total revenues	21,708	32,689	39,759	51,657
Operating income	1,639	5,375	4,343	8,620
Depreciation and amortization	79	224	303	447
Total assets	$ 18,621		$ 18,621		$ 18,675